Credit Facilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Apr. 02, 2011
Line of Credit Facility [Line Items]
Secured revolving credit facility, Expiration date	Sep. 15, 2015		Sep. 15, 2015
Line of credit facility maximum borrowing capacity	$ 100.0		$ 100.0
Aggregate Credit available other than the sum of eligible receivables and eligible inventory	30.0		30.0
Line of Credit Weighted Average rate of interest	2.94%	4.24%	3.93%	4.53%
Line of Credit Annual Facility fee on unused portion	0.1		0.1
Line of Credit Annual Commitment fees on unused portion	0.35%		0.35%
Line of credit facility amount outstanding	27.7		22.7
Line of credit facility available for future borrowings	17.8		43.9
Largest amount borrowed	31.7		34.8
European
Line of Credit Facility [Line Items]
Line of credit facility maximum borrowing capacity	35.0		35.0
Letter of Credit
Line of Credit Facility [Line Items]
Line of credit facility amount outstanding	42.5		21.8
Standby Letters of Credit
Line of Credit Facility [Line Items]
Line of credit facility amount outstanding	$ 11.5		$ 11.3
Prime Rate
Line of Credit Facility [Line Items]
Interest rate	1.25%		1.25%
L I B O Rate
Line of Credit Facility [Line Items]
Interest rate	2.25%		2.25%